Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income taxes
Note 13.    Income taxes

13.1.    Income tax expense

Technip Energies N.V. is incorporated in the Netherlands. However, for income tax purposes Technip Energies N.V. is resident in France where its effective place of management is located and where some of its main entities operate. Therefore, Technip Energies N.V. earnings are subject to tax at the French statutory tax rate of 28.41% (vs 32.02% in 2020 and 34.43% in 2019).

The following table provides details of income taxes, including deferred taxes, for 2021, 2020 and 2019 :

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax credit (expense)	(157.3)	(82.6)	(333.6)
Deferred income tax credit (expense)	30.6	(30.8)	148.4
Income tax credit (expense) as recognized in the consolidated statement of income	(126.7)	(113.4)	(185.2)
Deferred income tax related to items booked directly to opening equity	5.4	14.9	15.1
Deferred income tax related to items booked directly to opening equity - other	(0.3)	(7.7)	—
Deferred income tax related to items booked to equity during the year	0.5	(1.8)	(0.2)
Income tax credit (expense) as recognized in consolidated statement of other comprehensive income	5.6	5.4	14.9

Current income tax includes mainly corporate income tax due in the jurisdictions where the Group operates, but also local state taxes and other contributions assimilated to income tax such as the Italian IRAP or the French CVAE. It also includes taxes withheld on foreign source income when they are not creditable against income tax.

13.2.    Income tax reconciliation

The reconciliation between taxes calculated using the statutory tax rate applicable to Technip Energies and the amount of tax effectively recognized in the statement of income is as follows:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Net profit (loss)	260.6	220.1	153.2
Income tax expense/(profit)	(126.7)	(113.4)	(185.2)
Profit (loss) before income tax	387.3	333.5	338.4
At Technip Energies' statutory income tax rate (1)	(110.0)	(106.8)	(116.6)
Difference between Technip Energies N.V. and Affiliates tax rates	6.5	3.1	—
Non creditable foreign taxes	(13.4)	—	—
Lump Sum taxes classified as income taxes	(9.1)	—	—
Non-deductible expenses for tax purposes (2)	(2.4)	(25.0)	(21.8)
Non-deductible legal provision	—	—	(6.4)
Net change in tax contingencies	(0.5)	(10.3)	5.1
Adjustments on prior year taxes	4.3	(2.3)	(1.6)
Net change in deferred tax assets recognized	2.9	30.6	(34.1)
Share in income from equity affiliates	(0.5)	—	—
IFRS adjustment with no tax impact	(4.4)	—	—
Deferred tax adjustment related to change in tax rate	0.2	(1.6)	(8.8)
Other adjustments	(0.3)	(1.1)	(1.0)
Effective income tax credit (expense)	(126.7)	(113.4)	(185.2)
Effective tax rate	32.7%	34.0%	54.7%
Income tax credit (expense) as recognized in the consolidated statement of income	(126.7)	(113.4)	(185.2)

(1)
The tax rate used for the purpose of the income tax expense reconciliation was 28.41% in 2021, 32.02% in 2020 and 34.43% in 2019. The rate corresponds to the statutory rate in France where the parent company is tax resident, as well as many other of the Group's entities.

(2)	Formerly Other non-deductible expenses.

13.3.    Deferred income tax

Significant components of deferred tax assets and liabilities are shown in the following table:

(In millions of €)	As of December 31, 2020	Recognized in Statement of Income	Recognized in Statement of OCI	Net foreign exchange difference	Other	As of December 31, 2021
Losses and tax credit carryforwards (formerly Net operating loss carryforwards)	7.2	28.1	—	0.6	—	35.9
Cost accruals/reserves	17.7	—	—	—	(17.7)	—
Foreign exchange	19.3	2.1	2.7	(0.3)	(18.4)	5.4
Employee compensation and benefits (formerly Provisions for pensions and other long-term employee benefits)	24.8	3.1	(0.5)	0.4	2.8	30.6
Contingencies	29.3	10.0	—	1.0	0.6	40.9
Construction contract accounting (formerly Revenue recognition)	41.0	(10.9)	—	2.3	25.0	57.4
Total deferred income tax assets	139.3	32.4	2.2	4.0	(7.7)	170.2
Property, plant and equipment, goodwill and other assets	(2.1)	0.3	—	(0.8)	(4.3)	(6.9)
Total deferred income tax liabilities	(2.1)	0.3	—	(0.8)	(4.3)	(6.9)
Other	(10.4)	(2.1)	0.4	0.1	13.7	1.7
Deferred income tax assets (liabilities), net	126.8	30.6	2.6	3.3	1.7	165.0

As of December 31, 2021, the net deferred tax asset of €165.0 million is broken down into a deferred tax asset of €178.0 million and a deferred tax liability of €13.0 million as recorded in the consolidated statement of financial position.

(In millions of €)	As of December 31, 2019	Recognized in Statement of Income	Recognized in Statement of OCI	Net foreign exchange difference	Other	As of December 31, 2020
Net operating loss carryforwards	14.2	(3.6)	—	—	(3.4)	7.2
Cost accruals/reserves	3.5	19.8	—	—	(5.6)	17.7
Foreign exchange	21.4	4.5	(2.8)	(1.5)	(2.3)	19.3
Provisions for pensions and other long-term employee benefits	28.5	(1.8)	1.0	—	(2.9)	24.8
Contingencies	52.6	0.4	—	—	(23.7)	29.3
Revenue recognition	68.5	(44.5)	—	—	17.0	41.0
Total deferred income tax assets	188.7	(25.2)	(1.8)	(1.5)	(20.9)	139.3
Property, plant and equipment, goodwill and other assets	1.9	(5.3)	—	—	1.3	(2.1)
Total deferred income tax liabilities	1.9	(5.3)	—	—	1.3	(2.1)
Other	0.5	(0.3)	—	(7.4)	(3.2)	(10.4)
Deferred income tax assets (liabilities), net	191.1	(30.8)	(1.8)	(8.9)	(22.8)	126.8

13.4. Tax loss carry-forwards and tax credits

Deferred tax assets are recognized for tax loss carry forwards and tax credits to the extent that the realization of the related tax benefit through offset against future taxable profit is probable.
As of December 31, 2021, 2020 and 2019, deferred tax assets excluded certain tax benefits related to net operating loss carryforwards, notably in Saudi Arabia and Germany. Management believes it is more likely than not that we will not be able to utilize certain of these operating loss carryforwards.
These unrecognized deferred tax assets amounted to €67.6 million, €63.6 million and €76.8 million as of December 31, 2021, 2020 and 2019, respectively.